OPERATING LEASES - Narrative (Details)	1 Months Ended				12 Months Ended
	Dec. 31, 2019 USD ($) vessel	Jan. 31, 2018 USD ($)	Jan. 31, 2016 USD ($)	Apr. 30, 2015 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2020 USD ($) vessel contract	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2019 USD ($) contract vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2016 USD ($)
Lessee, Lease, Description [Line Items]
Daily time charter rate extension								$ 14,900
Operating lease, expense								29,000,000.0					$ 66,000,000.0
Short-term lease cost								23,500,000					31,500,000
Operating lease, payments								$ 35,700,000					$ 70,100,000
Operating lease, weighted average discount rate, percent	6.03%				5.20%	5.20%	5.20%	5.20%	5.20%	6.03%	6.03%	6.03%	6.03%
Operating lease, weighted average remaining lease term	6 years 10 months 24 days				4 years 4 months 24 days	4 years 4 months 24 days	4 years 4 months 24 days	4 years 4 months 24 days	4 years 4 months 24 days	6 years 10 months 24 days	6 years 10 months 24 days	6 years 10 months 24 days	6 years 10 months 24 days
Impairment loss on right of use assets								$ 24,223,000
Future minimum rental payments								2,600,000					$ 3,100,000
Charter hire expense minimum rentals								$ 45,300,000					$ 61,800,000
Number of vessels chartered-out on fixed rate time charters | vessel	11				8	8	8	8	8	11	11	11	11
Number of vessels leased out index linked time charters | vessel	16				18	18	18	18	18	16	16	16	16
Number of owned vessels | vessel	27				26	26	26	26	26	27	27	27	27
Golden Hawk [Member]
Lessee, Lease, Description [Line Items]
Daily time charter rate		$ 13,200	$ 13,200
Daily time charter rate			$ 11,200
Current reimbursement payable					$ 1,750,000	$ 1,750,000	$ 1,750,000	$ 1,750,000	$ 1,750,000
Maximum amount of reimbursement payable					$ 1,750,000	$ 1,750,000	$ 1,750,000	1,750,000	$ 1,750,000
Impairment loss on right of use assets								$ 607,000
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lease term					1 year	1 year	1 year	1 year	1 year
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease term					10 years	10 years	10 years	10 years	10 years
Charter hire expenses [Member]
Lessee, Lease, Description [Line Items]
Operating lease, expense								$ 800,000					$ 3,000,000.0	$ 2,600,000
General and Administrative Expense [Member]
Lessee, Lease, Description [Line Items]
Operating lease, expense								500,000					600,000
Ship Finance International Ltd [Member]
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel						1					1
Number of finance leases | vessel						7
Number of vessels reclassified as finance lease | vessel	7
Daily time charter rate								19,135
Variable interest rate level									0.10%						0.10%
Purchase option net of sellers credit					$ 112,000,000	$ 112,000,000	$ 112,000,000	112,000,000	$ 112,000,000
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel				8		8					8				8
Number of operating leases						1	2				8	2
Charter contract term				10 years											10 years
Daily time charter rate								17,883							$ 17,600
Daily operating expense rate								7,000							7,000
Daily time charter rate															$ 14,900
Profit share percentage									33.00%						33.00%
Daily time charter rate, adjusted								50							$ 50
Charter term, contractual					7 years										7 years
Daily time charter rate, adjusted								25							$ 25
Charter term, contractual					3 years										3 years
Profit share expense								37,900					800,000	$ 200,000
Purchase option net of sellers credit				$ 112,000,000	$ 112,000,000	$ 112,000,000	$ 112,000,000	112,000,000	$ 112,000,000						$ 112,000,000	$ 112,000,000
Charter term extension				3 years											3 years
Daily time charter rate extension				$ 14,900				14,900							$ 14,900
Total minimum lease period															13 years
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Charter hire expenses [Member]
Lessee, Lease, Description [Line Items]
Finance leases average daily rate								19,418
London Interbank Offered Rate (LIBOR) [Member] | Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Lessee, Lease, Description [Line Items]
Basis spread on variable rate															0.40%
Assets Leased to Others [Member]
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel						3					3
Property, plant and equipment, gross	$ 1,235,100,000				1,258,400,000	$ 1,258,400,000	1,258,400,000	1,258,400,000	1,258,400,000	$ 1,235,100,000	$ 1,235,100,000	$ 1,235,100,000	1,235,100,000
Accumulated depreciation	$ 155,100,000				$ 198,500,000	$ 198,500,000	$ 198,500,000	198,500,000	$ 198,500,000	$ 155,100,000	$ 155,100,000	$ 155,100,000	155,100,000
MV Admiral Schmidt And Vitus Bering [Member]
Lessee, Lease, Description [Line Items]
Charter contract term										3 years
Daily time charter rate													$ 9,000
Profit share expense								$ 700,000
Number of annual options to extend charter period | vessel											4
Lease term	3 years									3 years	3 years	3 years	3 years